PGIM S&P 500 Quarterly Buffer 5 ETF N-1A Supplement	Jun. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Quarterly Buffer 5 ETF
PGIM S&P 500 Quarterly Buffer 10 ETF
PGIM S&P 500 Quarterly Buffer 15 ETF
PGIM S&P 500 Quarterly Buffer 20 ETF
(each a “Fund” and collectively the “Funds”)Supplement dated June 30, 2026 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate three-month period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on July 1, 2026 and end on September 30, 2026.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Quarterly Buffer 5 ETFPQVGross: 5.44%Net: 5.314%*The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 5% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 5.44% (before fees and expenses).PGIM S&P 500 Quarterly Buffer 10 ETFPQXGross: 3.68%Net: 3.554%*The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 10% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 3.68% (before fees and expenses).PGIM S&P 500 Quarterly Buffer 15 ETFPQXVGross: 2.94%Net: 2.814%*The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 15% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 2.94% (before fees and expenses).PGIM S&P 500 Quarterly Buffer 20 ETFPQXXGross: 2.56%Net: 2.434%*The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is 2.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. Fees and expenses are applied on a prorated basis and, as such, may vary based on the actual number of days in the Target Outcome Period.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.